SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share and Foreign Currency Translation (Details)	12 Months Ended
	Jul. 31, 2019 $ / $ shares	Jul. 31, 2018 $ / $ shares	Jul. 31, 2017 $ / $ shares	Jul. 31, 2019 ¥ / $	Jul. 31, 2018 ¥ / $	Jul. 31, 2017 ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of dilutive shares	1	1	1
Foreign currency translation rate, Balance Sheet	0.1278	0.1274	0.1280	0.1453	0.1467	0.1487
Foreign currency translation rate, Profits/Loss	0.1276	0.1278	0.1287	0.1463	0.1538	0.1466